UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2017

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2017

Semiannual Report
to Shareholders

Deutsche Real Estate Securities Fund

Contents

3 Letter to Shareholders

5 Performance Summary

9 Portfolio Management Team

9 Portfolio Summary

11 Investment Portfolio

14 Statement of Assets and Liabilities

16 Statement of Operations

17 Statements of Changes in Net Assets

19 Financial Highlights

26 Notes to Financial Statements

37 Information About Your Fund's Expenses

39 Advisory Agreement Board Considerations and Fee Evaluation

44 Account Management Resources

46 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

With the economy in its third-longest expansion on record, signals such as overheating or inflation pressures — traditional signals for the potential of a sharp slowdown or recession — are still notably absent. Our economists tell us that financial conditions remain generally supportive, and households and businesses overall are in good financial condition.

However, a shift into higher gear appears unlikely. While fiscal stimulus and tax/regulatory reform may come to pass, the scope is likely to be somewhat less than originally anticipated and unlikely to impact growth before 2018.

Against this backdrop, the financial markets remain generally upbeat, encouraged by a more positive global cycle with fewer downside risks. Even a shift in monetary policy, with some central banks raising short-term interest rates and others expected to do so before long, has been taken in stride. People seem to view the policy change as a healthy response to an improved outlook.

Of course, there are any number of potential risks that can alter this benevolent outlook and positive market sentiment. Our CIO Office and investment specialists continually monitor the issues and events that influence the markets in order to identify emerging risks as well as opportunities. Their views are updated regularly and available on our Web site — deutschefunds.com.

Thank you for your continued investment. We appreciate the opportunity to help you address your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary June 30, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
Unadjusted for Sales Charge	3.08%	–2.45%	8.66%	5.49%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–2.85%	–8.06%	7.38%	4.86%
S&P 500® Index†	9.34%	17.90%	14.63%	7.18%
MSCI US REIT Index††	2.66%	–1.82%	9.38%	5.94%
Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
Unadjusted for Sales Charge	3.10%	–2.42%	8.70%	5.54%
Adjusted for the Maximum Sales Charge (max 2.50% load)	0.52%	–4.86%	8.15%	5.27%
S&P 500® Index†	9.34%	17.90%	14.63%	7.18%
MSCI US REIT Index††	2.66%	–1.82%	9.38%	5.94%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
Unadjusted for Sales Charge	2.75%	–3.10%	7.90%	4.77%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.75%	–3.10%	7.90%	4.77%
S&P 500® Index†	9.34%	17.90%	14.63%	7.18%
MSCI US REIT Index††	2.66%	–1.82%	9.38%	5.94%
Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
No Sales Charges	2.91%	–2.80%	8.31%	5.20%
S&P 500® Index†	9.34%	17.90%	14.63%	7.18%
MSCI US REIT Index††	2.66%	–1.82%	9.38%	5.94%
Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 6/30/17
No Sales Charges		3.31%	–2.02%	7.99%
S&P 500® Index†		9.34%	17.90%	9.47%
MSCI US REIT Index††		2.66%	–1.82%	6.29%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
No Sales Charges	3.20%	–2.24%	8.92%	5.74%
S&P 500® Index†	9.34%	17.90%	14.63%	7.18%
MSCI US REIT Index††	2.66%	–1.82%	9.38%	5.94%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/17
No Sales Charges	3.26%	–2.12%	9.04%	5.87%
S&P 500® Index†	9.34%	17.90%	14.63%	7.18%
MSCI US REIT Index††	2.66%	–1.82%	9.38%	5.94%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 31, 2017 are 0.98%, 0.93%, 1.66%, 1.30%, 0.53%, 0.71% and 0.63% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of Deutsche Real Estate Securities Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Real Estate Securities Fund — Class A ■ MSCI US REIT (Morgan Stanley US Real Estate Investment Trust) Index†† ■ S&P 500 Index†

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Class R6 shares commenced operations on August 25, 2014.

† The Standard and Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

†† The MSCI US REIT Index is an unmanaged free float-adjusted market capitalization index that is comprised of equity REITs. The index is based on MSCI USA Investable Market Index, its parent index, which captures large, mid and small caps securities. With 155 constituents, it represents about 99% of the US REIT universe and securities are classified in the Equity REITs Industry (under the Real Estate sector) according to the Global Industry Classification Standard (GICS®). It however excludes Mortgage REIT and selected Specialized REITs.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
6/30/17	$ 20.56	$ 20.56	$ 20.81	$ 20.56	$ 20.54	$ 20.68	$ 20.53
6/5/17 (commencement of operations of Class T)	$ —	$ 20.54	$ —	$ —	$ —	$ —	$ —
12/31/16	$ 20.11	$ —	$ 20.35	$ 20.11	$ 20.09	$ 20.23	$ 20.08
Distribution Information as of 6/30/17
Income Dividends, Six Months	$ .17	$ .09	$ .10	$ .14	$ .21	$ .20	$ .20

Portfolio Management Team

John W. Vojticek, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2004.

— Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.

— Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.

— BS, University of Southern California.

David W. Zonavetch, CPA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

— Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.

— Investment industry experience began in 1996.

— BS, University of Illinois at Urbana-Champaign.

Robert Thomas, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2017.

— Joined Deutsche Asset Management in 2017; previously served as the Head of North American Property Equities and Portfolio Manager at Henderson Global Investors; and previously was Co-Head of North American Listed Real Estate at AMP Capital Investors.

— Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.

— Investment industry experience began in 2002.

— BA in Economics, Duke University; MBA, Finance / Management and Strategy, Kellogg School of Management, Northwestern University.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/17	12/31/16

Common Stocks	100%	100%
Cash Equivalents	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/17	12/31/16

Diversified	19%	12%
Apartments	16%	14%
Health Care	14%	12%
Office	13%	14%
Regional Malls	8%	12%
Hotels	7%	7%
Shopping Centers	6%	8%
Industrials	5%	8%
Storage	5%	7%
Specialty Services	4%	5%
Manufactured Homes	2%	1%
Software	1%	0%
	100%	100%

Ten Largest Equity Holdings at June 30, 2017 (43.5% of Net Assets)
1. Welltower, Inc. Invests in assisted living facilities, including housing and medical facilities for senior citizens	6.3%
2. Avalon Bay Communities, Inc. Self-managed, multi-family real estate investment trust	5.7%
3. Equinix, Inc. A global colocation company offering data center space and power to customers	4.7%
4. Public Storage Owner and operator of personal and business mini-warehouses	4.7%
5. Essex Property Trust, Inc. Developer and manager of multifamily residential properties	4.6%
6. Alexandria Real Estate Equities, Inc. Acquirer, manager and developer of office and laboratory space properties	3.9%
7. Duke Realty Corp. Owner and developer of industrial and retail properties	3.5%
8. Camden Property Trust Owner and manager of multifamily residential apartment communities	3.5%
9. Ventas, Inc. Owns and leases long-term health care facilities	3.4%
10. GGP, Inc. Owner and manager of shopping malls	3.2%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 11. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 44 for contact information.

Investment Portfolio as of June 30, 2017 (Unaudited)

	Shares	Value ($)

Common Stocks 99.9%
Real Estate Investment Trusts ("REITs") 99.9%
Apartments 15.3%
AvalonBay Communities, Inc.	409,734	78,738,583
Camden Property Trust	573,076	49,003,729
Essex Property Trust, Inc.	247,719	63,730,667
Invitation Homes, Inc.	1,024,265	22,154,852
		213,627,831
Diversified 18.2%
Colony NorthStar, Inc. "A"	2,195,431	30,933,623
CoreSite Realty Corp.	340,215	35,222,459
Duke Realty Corp.	1,757,679	49,127,128
Equinix, Inc.	152,465	65,431,879
Gaming and Leisure Properties, Inc.	859,022	32,359,359
Vornado Realty Trust	436,515	40,988,758
		254,063,206
Health Care 13.9%
CareTrust REIT, Inc.	879,657	16,308,841
Healthcare Realty Trust, Inc.	622,053	21,243,110
Senior Housing Properties Trust	982,020	20,072,489
Ventas, Inc.	675,867	46,959,239
Welltower, Inc.	1,178,902	88,240,814
		192,824,493
Hotels 7.0%
DiamondRock Hospitality Co.	387,992	4,248,512
Extended Stay America, Inc. (Units)	1,065,486	20,627,809
MGM Growth Properties LLC "A" (a)	774,507	22,607,859
Pebblebrook Hotel Trust (a)	543,091	17,509,254
Sunstone Hotel Investors, Inc.	2,039,765	32,881,012
		97,874,446
Industrials 5.3%
EastGroup Properties, Inc.	391,422	32,801,164
Prologis, Inc.	124,446	7,297,513
Rexford Industrial Realty, Inc.	1,249,048	34,273,877
		74,372,554
Manufactured Homes 2.4%
Equity LifeStyle Properties, Inc.	381,879	32,971,433
Office 13.2%
Alexandria Real Estate Equities, Inc.	448,465	54,026,579
Corporate Office Properties Trust	508,391	17,808,937
Empire State Realty Trust, Inc. "A"	1,333,747	27,701,925
Hudson Pacific Properties, Inc.	1,136,150	38,844,968
Piedmont Office Realty Trust, Inc. "A"	789,294	16,638,318
VEREIT, Inc.	3,523,838	28,684,041
		183,704,768
Regional Malls 8.4%
GGP, Inc.	1,904,388	44,867,382
Pennsylvania Real Estate Investment Trust	542,978	6,146,511
Simon Property Group, Inc.	239,228	38,697,521
The Macerich Co.	461,299	26,783,020
		116,494,434
Shopping Centers 6.4%
Brixmor Property Group, Inc.	1,267,516	22,663,186
Retail Properties of America, Inc. "A"	1,708,454	20,860,224
Urban Edge Properties	1,004,521	23,837,283
Weingarten Realty Investors	714,563	21,508,346
		88,869,039
Software 1.2%
InterXion Holding NV*	370,422	16,957,919
Specialty Services 3.9%
Agree Realty Corp.	560,572	25,713,438
Four Corners Property Trust, Inc.	1,144,640	28,741,910
		54,455,348
Storage 4.7%
Public Storage	313,221	65,315,975
Total Common Stocks (Cost $1,250,323,108)		1,391,531,446

Securities Lending Collateral 0.7%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.87% (b) (c) (Cost $9,103,775)	9,103,775	9,103,775

Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $1,878,456)	1,878,456	1,878,456

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,261,305,339)†	100.7	1,402,513,677
Other Assets and Liabilities, Net	(0.7)	(9,630,342)
Net Assets	100.0	1,392,883,335

* Non-income producing security.

† The cost for federal income tax purposes was $1,289,837,489. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $112,676,188. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $168,409,178 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $55,732,990.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2017 amounted to $8,733,022, which is 0.6% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$ 1,391,531,446	$ —	$ —	$ 1,391,531,446
Short-Term Investments (d)	10,982,231	—	—	10,982,231
Total	$ 1,402,513,677	$ —	$ —	$ 1,402,513,677

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,250,323,108) — including $8,733,022 of securities loaned	$ 1,391,531,446
Investment in Deutsche Government & Agency Securities Portfolio (cost $9,103,775)*	9,103,775
Investment in Deutsche Central Cash Management Government Fund (cost $1,878,456)	1,878,456
Total investments in securities, at value (cost $1,261,305,339)	1,402,513,677
Cash	10,000
Receivable for investments sold	11,956,706
Receivable for Fund shares sold	1,888,963
Dividends receivable	5,359,258
Interest receivable	1,012
Other assets	65,155
Total assets	1,421,794,771
Liabilities
Payable upon return of securities loaned	9,103,775
Payable for investments purchased	15,216,869
Payable for Fund shares redeemed	2,872,609
Accrued management fee	451,415
Accrued Trustees' fees	4,850
Other accrued expenses and payables	1,261,918
Total liabilities	28,911,436
Net assets, at value	$ 1,392,883,335
Net Assets Consist of
Undistributed net investment income	11,628,891
Net unrealized appreciation (depreciation) on investments	141,208,338
Accumulated net realized gain (loss)	23,628,553
Paid-in capital	1,216,417,553
Net assets, at value	$ 1,392,883,335

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2017 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($263,031,057 ÷ 12,795,048 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 20.56
Maximum offering price per share (100 ÷ 94.25 of $20.56)	$ 21.81
Class T Net Asset Value and redemption price per share ($10,053 ÷ 489 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 20.56
Maximum offering price per share (100 ÷ 97.50 of $20.56)	$ 21.09

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($39,018,314 ÷ 1,875,062 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 20.81
Class R Net Asset Value, offering and redemption price per share ($33,907,195 ÷ 1,649,009 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 20.56
Class R6 Net Asset Value, offering and redemption price per share ($202,022,228 ÷ 9,836,036 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 20.54
Class S Net Asset Value, offering and redemption price per share ($316,687,024 ÷ 15,311,503 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 20.68

Institutional Class

Net Asset Value, offering and redemption price per share ($538,207,464 ÷ 26,213,230 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 20.53

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2017 (Unaudited)
Investment Income
Income: Dividends	$ 25,490,609
Income distributions — Deutsche Central Cash Management Government Fund	12,701
Securities lending income, net of borrower rebates	140
Total income	25,503,450
Expenses: Management fee	2,759,562
Administration fee	708,493
Services to shareholders	1,065,129
Distribution and service fees	631,275
Custodian fee	14,904
Professional fees	56,209
Reports to shareholders	61,218
Registration fees	52,585
Trustees' fees and expenses	45,897
Other	41,855
Total expenses	5,437,127
Net investment income	20,066,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	74,664,444
Change in net unrealized appreciation (depreciation) on investments	(50,034,789)
Net gain (loss)	24,629,655
Net increase (decrease) in net assets resulting from operations	$ 44,695,978

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations: Net investment income	$ 20,066,323	$ 31,848,198
Net realized gain (loss)	74,664,444	106,023,598
Change in net unrealized appreciation (depreciation)	(50,034,789)	(48,455,477)
Net increase (decrease) in net assets resulting from operations	44,695,978	89,416,319
Distributions to shareholders from: Net investment income: Class A	(2,194,532)	(7,099,023)
Class T*	(44)	—
Class C	(199,454)	(839,258)
Class R	(229,272)	(723,055)
Class R6	(2,119,502)	(5,234,725)
Class S	(3,075,086)	(8,332,171)
Institutional Class	(5,411,241)	(15,552,208)
Net realized gain: Class A	—	(25,739,085)
Class C	—	(4,217,039)
Class R	—	(3,113,877)
Class R6	—	(17,314,026)
Class S	—	(27,660,190)
Institutional Class	—	(49,781,021)
Return of capital: Class A	—	(717,926)
Class C	—	(84,875)
Class R	—	(73,123)
Class R6	—	(529,390)
Class S	—	(842,636)
Institutional Class	—	(1,572,801)
Total distributions	(13,229,131)	(169,426,429)

* For the period from June 5, 2017 (commencement of operations of Class T) to June 30, 2017.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Fund share transactions: Proceeds from shares sold	177,495,422	511,356,346
Reinvestment of distributions	11,223,996	144,414,770
Payments for shares redeemed	(274,411,630)	(539,739,900)
Redemption fees	4,434	39,031
Net increase (decrease) in net assets from Fund share transactions	(85,687,778)	116,070,247
Increase (decrease) in net assets	(54,220,931)	36,060,137
Net assets at beginning of period	1,447,104,266	1,411,044,129
Net assets at end of period (including undistributed net investment income of $11,628,891 and $4,791,699, respectively)	$ 1,392,883,335	$ 1,447,104,266

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 20.11	$ 21.20	$ 23.62	$ 19.55	$ 21.23	$ 19.01
Income (loss) from investment operations: Net investment income[a]	.26	.41	.35	.34	.42	.37
Net realized and unrealized gain (loss)	.36	1.01	.16	5.74	(.49)	2.85
Total from investment operations	.62	1.42	.51	6.08	(.07)	3.22
Less distributions from: Net investment income	(.17)	(.51)	(.40)	(.41)	(.52)	(.32)
Net realized gains	—	(1.94)	(2.53)	(1.60)	(1.09)	(.68)
Return of capital	—	(.06)	—	—	—	—
Total distributions	(.17)	(2.51)	(2.93)	(2.01)	(1.61)	(1.00)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 20.56	$ 20.11	$ 21.20	$ 23.62	$ 19.55	$ 21.23
Total Return (%)[b]	3.08**	6.75	2.58	31.34	(.44)	17.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	263	287	321	458	471	456
Ratio of expenses (%)	1.01*	.98	.98	.96	.96	.99
Ratio of net investment income (%)	2.56*	1.88	1.50	1.51	1.92	1.77
Portfolio turnover rate (%)	94**	153	150	134	108	108
[a] Based on average shares outstanding during the period. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized *** Amount is less than $.005.

Class T	Period Ended 6/30/17 (Unaudited)[a]

Selected Per Share Data
Net asset value, beginning of period	$ 20.54
Income (loss) from investment operations: Net investment income[b]	.11
Net realized and unrealized gain (loss)	.00***
Total from investment operations	.11
Less distributions from: Net investment income	(.09)
Net asset value, end of period	$ 20.56
Total Return (%)[c]	.54**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10
Ratio of expenses (%)	1.02*
Ratio of net investment income (%)	.49**
Portfolio turnover rate (%)	94d**

[a] For the period from June 5, 2017 (commencement of operations) to June 30, 2017.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Represents the Fund's turnover rate for the six month period ended June 30, 2017.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 20.35	$ 21.44	$ 23.86	$ 19.73	$ 21.42	$ 19.17
Income (loss) from investment operations: Net investment income[a]	.18	.28	.21	.20	.27	.24
Net realized and unrealized gain (loss)	.38	1.00	.15	5.78	(.50)	2.86
Total from investment operations	.56	1.28	.36	5.98	(.23)	3.10
Less distributions from: Net investment income	(.10)	(.37)	(.25)	(.25)	(.37)	(.17)
Net realized gains	—	(1.94)	(2.53)	(1.60)	(1.09)	(.68)
Return of capital	—	(.06)	—	—	—	—
Total distributions	(.10)	(2.37)	(2.78)	(1.85)	(1.46)	(.85)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 20.81	$20.35	$ 21.44	$ 23.86	$ 19.73	$ 21.42
Total Return (%)[b]	2.75**	5.98	1.87	30.44	(1.16)	16.23
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	48	46	55	43	43
Ratio of expenses (%)	1.70*	1.66	1.66	1.66	1.68	1.67
Ratio of net investment income (%)	1.80*	1.25	.93	.87	1.22	1.12
Portfolio turnover rate (%)	94**	153	150	134	108	108
[a] Based on average shares outstanding during the period. [b] Total return does not reflect the effect of any sales charges. * Annualized ** Not annualized *** Amount is less than $.005.

Class R	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 20.11	$ 21.21	$ 23.64	$ 19.56	$ 21.24	$ 19.03
Income (loss) from investment operations: Net investment income[a]	.23	.36	.32	.30	.36	.31
Net realized and unrealized gain (loss)	.36	.98	.12	5.72	(.50)	2.85
Total from investment operations	.59	1.34	.44	6.02	(.14)	3.16
Less distributions from: Net investment income	(.14)	(.44)	(.34)	(.34)	(.45)	(.27)
Net realized gains	—	(1.94)	(2.53)	(1.60)	(1.09)	(.68)
Return of capital	—	(.06)	—	—	—	—
Total distributions	(.14)	(2.44)	(2.87)	(1.94)	(1.54)	(.95)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 20.56	$ 20.11	$ 21.21	$ 23.64	$ 19.56	$ 21.24
Total Return (%)	2.91**	6.36	2.24	30.98	(.74)	16.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	35	31	32	22	22
Ratio of expenses (%)	1.33*	1.30	1.31	1.27	1.26	1.28
Ratio of net investment income (%)	2.29*	1.63	1.37	1.31	1.64	1.50
Portfolio turnover rate (%)	94**	153	150	134	108	108
[a] Based on average shares outstanding during the period. * Annualized ** Not annualized *** Amount is less than $.005.

Class R6	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,		Period Ended 12/31/14[a]
		2016	2015
Selected Per Share Data
Net asset value, beginning of period	$ 20.09	$ 21.18	$ 23.60	$ 23.30
Income (loss) from investment operations: Net investment income[b]	.31	.54	.60	.26
Net realized and unrealized gain (loss)	.35	.99	.01	1.83
Total from investment operations	.66	1.53	.61	2.09
Less distributions from: Net investment income	(.21)	(.62)	(.50)	(.29)
Net realized gains	—	(1.94)	(2.53)	(1.50)
Return of capital	—	(.06)	—	—
Total distributions	(.21)	(2.62)	(3.03)	(1.79)
Redemption fees	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 20.54	$ 20.09	$ 21.18	$ 23.60
Total Return (%)	3.31**	7.24	3.03	9.05**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	202	201	150.02
Ratio of expenses (%)	.53*	.53	.53	.55*
Ratio of net investment income (%)	3.10*	2.44	2.63	3.09*
Portfolio turnover rate (%)	94**	153	150	134[c]

[a] For the period from August 25, 2014 (commencement of operations) to December 31, 2014.

[b] Based on average shares outstanding during the period.

[c] Represents the Fund's portfolio turnover for the year ended December 31, 2014.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 20.23	$ 21.32	$ 23.74	$ 19.64	$ 21.33	$ 19.09
Income (loss) from investment operations: Net investment income[a]	.29	.49	.44	.44	.48	.43
Net realized and unrealized gain (loss)	.36	1.00	.14	5.72	(.52)	2.86
Total from investment operations	.65	1.49	.58	6.16	(.04)	3.29
Less distributions from: Net investment income	(.20)	(.58)	(.47)	(.46)	(.56)	(.37)
Net realized gains	—	(1.94)	(2.53)	(1.60)	(1.09)	(.68)
Return of capital	—	(.06)	—	—	—	—
Total distributions	(.20)	(2.58)	(3.00)	(2.06)	(1.65)	(1.05)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 20.68	$ 20.23	$ 21.32	$ 23.74	$ 19.64	$ 21.33
Total Return (%)	3.20**	7.04	2.87	31.64	(.26)	17.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	317	318	285	338	159	131
Ratio of expenses (%)	.73*	.71	.69	.72	.77	.77
Ratio of net investment income (%)	2.90*	2.21	1.90	1.95	2.16	2.04
Portfolio turnover rate (%)	94**	153	150	134	108	108
[a] Based on average shares outstanding during the period. * Annualized ** Not annualized *** Amount is less than $.005.

Institutional Class	Six Months Ended 6/30/17 (Unaudited)	Years Ended December 31,
		2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 20.08	$ 21.18	$ 23.60	$ 19.54	$ 21.22	$ 18.99
Income (loss) from investment operations: Net investment income[a]	.30	.50	.44	.44	.48	.46
Net realized and unrealized gain (loss)	.35	.99	.15	5.71	(.48)	2.85
Total from investment operations	.65	1.49	.59	6.15	—	3.31
Less distributions from: Net investment income	(.20)	(.59)	(.48)	(.49)	(.59)	(.40)
Net realized gains	—	(1.94)	(2.53)	(1.60)	(1.09)	(.68)
Return of capital	—	(.06)	—	—	—	—
Total distributions	(.20)	(2.59)	(3.01)	(2.09)	(1.68)	(1.08)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 20.53	$ 20.08	$ 21.18	$ 23.60	$ 19.54	$ 21.22
Total Return (%)	3.26**	7.09	2.95	31.74	(.09)	17.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	538	558	577	833	614	792
Ratio of expenses (%)	.65*	.63	.62	.63	.62	.60
Ratio of net investment income (%)	2.94*	2.27	1.90	1.94	2.18	2.17
Portfolio turnover rate (%)	94**	153	150	134	1.08	108
[a] Based on average shares outstanding during the period. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Real Estate Securities Fund (the "Fund") is a non-diversified series of Deutsche Securities Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions. Class T shares commenced operations on June 5, 2017. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as security lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, managed by Deutsche Investment Management Americas Inc. As of June 30, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

From November 1, 2016 through December 31, 2016, the Fund elects to defer qualified late year losses of approximately $7,112,000 of net long-term realized capital losses and $15,391,000 of net short-term realized capital losses, and treat them as arising in the fiscal year ending December 31, 2017.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $1,328,617,153 and $1,402,957,892, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

RREEF America L.L.C. ("RREEF"), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. RREEF is responsible for decisions to buy and sell securities for the Fund and conducts the research that leads to the purchase and sale decisions. DIMA compensates RREEF out of its management fee.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $100 million of the Fund's average daily net assets	.565%
Next $100 million of such net assets	.465%
Next $100 million of such net assets	.415%
Over $300 million of such net assets	.365%

Accordingly, for the six months ended June 30, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund's average daily net assets.

For the period from January 1, 2017 through September 30, 2017 and effective June 5, 2017 (commencement of operations) through April 30, 2018 for Class T shares, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	1.32%
Class T	1.32%
Class C	2.07%
Class R	1.57%
Class R6	1.07%
Class S	1.07%
Institutional Class	1.07%

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2017, the Administration Fee was $708,493, of which $115,794 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2017, and for the period from June 5, 2017 (commencement of operations) to June 30, 2017 for Class T shares the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2017
Class A	$ 25,563	$ 15,464
Class T	2	2
Class C	2,156	1,210
Class R	4,328	2,299
Class R6	2,739	1,269
Class S	13,423	8,322
Institutional Class	9,292	6,214
	$ 57,503	$ 34,780

Distribution and Service Fees. Under the Fund's Class C and Class R 12b-1 Plans, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares and 0.25% of average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended June 30, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2017
Class C	$ 162,565	$ 24,643
Class R	43,336	7,100
	$ 205,901	$ 31,743

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, T, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2017, and for the period from June 5, 2017 (commencement of operations) to June 30, 2017 for Class T shares, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2017	Annualized Rate
Class A	$ 328,148	$ 157,641	24%
Class T	2	2	25%
Class C	54,174	25,950	25%
Class R	43,050	20,223	25%
	$ 425,374	$ 203,816

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2017 aggregated $3,357.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2017, the CDSC for Class C shares aggregated $21,944. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2017, DDI received $13,054 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,861, of which $5,339 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Securities Lending Agent Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2017, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $11.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2017.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,888,309	$ 38,291,165	4,384,971	$ 96,925,084
Class T*	487	10,000	—	—
Class C	128,322	2,633,806	546,364	12,463,749
Class R	310,376	6,305,370	732,377	16,302,002
Class R6	1,106,538	22,585,496	3,784,672	84,766,736
Class S	2,898,154	58,984,243	7,079,310	159,127,655
Institutional Class	2,395,024	48,685,342	6,466,631	141,771,120
		$ 177,495,422		$ 511,356,346
Shares issued to shareholders in reinvestment of distributions
Class A	89,280	$ 1,824,663	1,406,368	$ 28,606,322
Class T*	2.1	44	—	—
Class C	8,788	181,852	220,439	4,514,411
Class R	10,045	205,403	173,920	3,527,272
Class R6	103,813	2,119,502	1,134,973	23,078,141
Class S	141,231	2,903,778	1,705,171	34,930,983
Institutional Class	195,426	3,988,754	2,444,133	49,757,641
		$ 11,223,996		$ 144,414,770
Shares redeemed
Class A	(3,445,845)	$ (69,947,698)	(6,684,786)	$ (146,579,099)
Class B	—	—	(731.3)**	(14,775)**
Class C	(603,958)	(12,424,287)	(579,164)	(12,765,505)
Class R	(435,290)	(8,858,049)	(604,419)	(13,361,242)
Class R6	(1,391,452)	(28,294,051)	(1,969,537)	(42,500,734)
Class S	(3,440,060)	(70,449,661)	(6,455,603)	(141,655,970)
Institutional Class	(4,167,786)	(84,437,884)	(8,383,265)	(182,862,575)
		$ (274,411,630)		$ (539,739,900)
Redemption fees		$ 4,434		$ 39,031
Net increase (decrease)
Class A	(1,468,256)	$ (29,831,558)	(893,447)	$ (21,034,375)
Class T*	489.1	10,044	—	—
Class B	—	—	(731.3)**	(14,775)**
Class C	(466,848)	(9,608,629)	187,639	4,212,825
Class R	(114,869)	(2,347,246)	301,878	6,468,314
Class R6	(181,101)	(3,589,053)	2,950,108	65,345,747
Class S	(400,675)	(8,558,477)	2,328,878	52,415,274
Institutional Class	(1,577,336)	(31,762,859)	527,499	8,677,237
		$ (85,687,778)		$ 116,070,247

* For the period from June 5, 2017 (commencement of operations of Class T) to June 30, 2017.

** For the period from January 1, 2016 to February 10, 2016 (see Note A).

F. Real Estate Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, may have a significant impact on the Fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liability or losses owing to environmental problems, delays in completion of construction, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small capitalizations, which can increase volatility.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2017 (Unaudited)
Actual Fund Return	Class A	Class T*	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,030.80	$ 1,005.40	$ 1,027.50	$ 1,029.10	$ 1,033.10	$ 1,032.00	$ 1,032.60
Expenses Paid per $1,000**	$ 5.09	$ .73	$ 8.55	$ 6.69	$ 2.67	$ 3.68	$ 3.28
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/17	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/17	$ 1,019.79	$ 1,019.74	$ 1,016.36	$ 1,018.20	$ 1,022.17	$ 1,021.17	$ 1,021.57
Expenses Paid per $1,000**	$ 5.06	$ 5.11	$ 8.50	$ 6.66	$ 2.66	$ 3.66	$ 3.26

* For the period from June 5, 2017 (commencement of operations of Class T) to June 30, 2017.

** Expenses (hypothetical expenses if Class T had been in existence from January 1, 2017) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche Real Estate Securities Fund	1.01%	1.02%	1.70%	1.33%	.53%	.73%	.65%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Real Estate Securities Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and RREEF America L.L.C. (RREEF"), an affiliate of DIMA, in September 2016.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of sub-advisers, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2015.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages institutional accounts comparable to the Fund, but that Deutsche AM does not manage any comparable Deutsche Europe funds. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the fund.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	RRRAX	RRRTX	RRRCX	RRREX	RRRRX
CUSIP Number	25159L 505	25159L 356	25159L 703	25159L 885	25159L 737
Fund Number	425	1725	725	2325	595

For shareholders of Class R and R6
Automated Information Line	Deutsche AM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

deutschefunds.com

Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	Deutsche AM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	RRRSX	RRRZX
CUSIP Number	25159L 802	25159L 513
Fund Number	1502	1665

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2017